Supplement, dated January 16, 2002, to the Prospectus, dated September 6, 2001, of
         Seligman Investment Grade Fixed Income Fund, Inc. (the "Fund"),


     Effective January 22, 2002, the following information supersedes and replaces the information set forth on page 8 of the Fund's Prospectus under the caption "Management - Portfolio Management."

     The Fund is managed by the investment grade team of Seligman's Fixed-Income Group. The team is headed by Mr. Christopher J. Mahony, Vice President, Investment Officer of Seligman. Mr. Mahony joined Seligman in April 2001. Mr. Mahony also manages Seligman Cash Management Fund, Inc., Seligman U.S. Government Securities Series, a series of Seligman High Income Fund Series, and Seligman Bond Portfolio and Seligman Cash Management Portfolio, two portfolios of Seligman Portfolios, Inc. Before joining Seligman, since 1994, Mr. Mahony was Senior Portfolio Manager at Fort Washington Investment Advisors, Inc. located in Cincinnati, Ohio, where he managed all third party investment-grade fixed income portfolios. Before then, Mr. Mahony served as a Portfolio Manager with Neuberger and Berman from 1991 to 1994.

  Supplement, dated January 16, 2002, to the Prospectus offering Class I shares only, dated December 3, 2001,
                                       of
         Seligman Investment Grade Fixed Income Fund, Inc. (the "Fund"),


     Effective January 22, 2002, the following information supersedes and replaces the information set forth on page 7 of the Fund's Prospectus under the caption "Management - Portfolio Management."

     The Fund is managed by the investment grade team of Seligman's Fixed-Income Group. The team is headed by Mr. Christopher J. Mahony, Vice President, Investment Officer of Seligman. Mr. Mahony joined Seligman in April 2001. Mr. Mahony also manages Seligman Cash Management Fund, Inc., Seligman U.S. Government Securities Series, a series of Seligman High Income Fund Series, and Seligman Bond Portfolio and Seligman Cash Management Portfolio, two portfolios of Seligman Portfolios, Inc. Before joining Seligman, since 1994, Mr. Mahony was Senior Portfolio Manager at Fort Washington Investment Advisors, Inc. located in Cincinnati, Ohio, where he managed all third party investment-grade fixed income portfolios. Before then, Mr. Mahony served as a Portfolio Manager with Neuberger and Berman from 1991 to 1994.